CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible notes payable, debt discount	$ 11,985	$ 0
Convertible notes payable, debt discount	$ 688,182	$ 257,862	$ 257,862
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	172,283,058	122,838,411	66,374,856
Common Stock, shares outstanding	172,283,058	122,838,411	66,374,856
Series B Preferred Stock
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	65,647.38	60,973.11	68,723.88
Preferred Stock, shares outstanding	65,647.38	60,973.11	68,723.88
Series A Preferred Stock
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,411,864	5,826,409	6,255,813
Preferred Stock, shares outstanding	1,411,864	5,826,409	6,255,813